Financial Instruments (Details 1) - USD ($)	Aug. 31, 2023	Nov. 30, 2022
Accounts receivable	$ 0	$ 602
Less allowance for doubtful accounts	0	0
Total trade and other receivables, net	0	602
Not past due	0	602
Total trade and other receivables, gross	0	602
Past due for more than 31 days but no more than 120 days
Past due	0	0
Past due for more than 120 days
Past due	$ 0	$ 0